Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax
10.	INCOME TAX

(a)	Income tax expense (recovery)

	Years ended December 31,
	2018	2017
Current income tax:
Current period expense	1,015	1,801
Deferred income tax:
Origination and reversal of temporary differences	(363)	24,735
Deferred tax adjustments related to prior periods	(204)	2,642
Deferred income tax expense (recovery)	(567)	27,377
Income tax expense	448	29,178

(b)	Effective tax rate reconciliation

	Years ended December 31,
	2018	2017
Income tax at Canadian statutory rate of 36.5% (2017: 35.6%)	(12,891)	22,597
Permanent differences	10,271	4,914
Tax rate differences	-	1,192
Foreign tax rate differential	131	22
Unrecognized tax benefits	3,151	(2,206)
Deferred tax adjustments related to prior periods	(204)	2,642
Other	(10)	17
Income tax expense	448	29,178
(c)	Deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at December 31,
	2018	2017
Property, plant and equipment	(177,664)	(175,502)
Other financial assets	3,204	2,884
Provisions	18,279	19,378
Tax loss carry forwards	72,388	64,195
Deferred tax liability	(83,793)	(89,045)

Tax loss carry forwards relate to non-capital losses in Canada of pre-tax $206,027 (2017: $187,318) which expire between 2031 and 2038 and net operating losses in the United States of pre-tax $72,148 (2017: $65,555), which expire between 2030 and 2037. In addition, net operating losses in the United States of pre-tax $2,000 (2017: $nil) which carryforward indefinitely with some restrictions on deductibility for tax purposes.

(d)	Unrecognized deferred tax assets and liabilities

	As at December 31,
	2018	2017
Deductible temporary differences: Debt	78,035	70,529
Other investments	34,873	34,873
Other financial assets	21,722	19,705
Deferred tax asset: Debt	10,535	7,385
Other investments	4,708	4,708
Other financial assets	3,139	3,073

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can utilize the benefits. There are no unrecognized deferred tax liabilities.